Asset Quality (Automobile, Credit Card, Education and Other Consumer Loan Classes Asset Quality Indicators) (Details) $ in Millions	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 239,843	[1],[2]	$ 226,245	[1],[2]	$ 220,458
Automobile
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	16,754		14,419
Automobile | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 16,754		$ 14,419
Weighted average FICO score	726		726
Automobile | FICO Score - Greater than 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 9,232		$ 7,740
Automobile | FICO Score - 650 to 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	4,577		4,365
Automobile | FICO Score - 620 to 649 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	1,001		1,007
Automobile | FICO Score - Less than 620 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	1,603		1,027
Automobile | No FICO Score Available Or Required | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	341		280
Automobile | Other Internal Credit Metrics
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans
Credit Card
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	7,308		6,357
Credit Card | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 7,308		$ 6,357
Weighted average FICO score	724		733
Credit Card | FICO Score - Greater than 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 3,867		$ 3,809
Credit Card | FICO Score - 650 to 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	2,326		1,759
Credit Card | FICO Score - 620 to 649 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	419		280
Credit Card | FICO Score - Less than 620 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	544		332
Credit Card | No FICO Score Available Or Required | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	152		177
Education
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	3,336		3,822
Education | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 1,403		$ 1,541
Weighted average FICO score	773		774
Education | FICO Score - Greater than 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 1,139		$ 1,240
Education | FICO Score - 650 to 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	197		194
Education | FICO Score - 620 to 649 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	25		26
Education | FICO Score - Less than 620 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	27		24
Education | No FICO Score Available Or Required | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	15		57
Education | Other Internal Credit Metrics
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	1,933		2,281
Other Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	4,937		4,585
Other Consumer | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 2,566		$ 2,157
Weighted average FICO score	727		732
Other Consumer | FICO Score - Greater than 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 1,421		$ 1,280
Other Consumer | FICO Score - 650 to 719 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	843		641
Other Consumer | FICO Score - 620 to 649 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	132		106
Other Consumer | FICO Score - Less than 620 | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	143		105
Other Consumer | No FICO Score Available Or Required | Using FICO Credit Metric
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	27		25
Other Consumer | Other Internal Credit Metrics
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 2,371		$ 2,428

[1]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.